Schedule of Property plant and Equipment (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total Cost	$ 293,000	$ 293,000	$ 276,000
Less accumulated depreciation	8,000	6,000
Property, plant and equipment, net	285,000	287,000	276,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Cost	$ 30,000	$ 30,000	25,000
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total Cost	$ 263,000	$ 263,000	$ 251,000